Business Combinations - Summary of Financial Information Which Has Material Non-controlling Interest (Details) - Sprout Foods, Inc Acquisition - CAD ($)		12 Months Ended
	Feb. 10, 2021	Mar. 31, 2021	Feb. 11, 2021
Disclosure Of Business Combinations [Line Items]
Name of acquiree	Sprout Foods, Inc.	Sprout Foods
Country of incorporation		United States of America
Ownership percentage acquired	50.10%	49.90%	50.10%
Accumulated balances of material non-controlling interest:		$ 28,080,004
Loss allocated to material non-controlling interest:		(1,446,874)
Comprehensive loss allocated to material non-controlling interest:		$ (1,745,619)